Shareholders' equity and dividends - share buyback and treasury shares (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Employees share saving plan [Member]
Share saving plan at 1 January	10,074,712	10,352,671
Purchase	4,604,106	3,403,469
Allocated to employees	(3,236,327)	(3,681,428)
Share saving plan at 31 December	11,442,491	10,074,712
Share buyback programme [member]
Share buy-back programme at 1 January	23,578,410	0
Purchase	3,142,849	23,578,410
Cancellation	(26,721,259)	0
Share buy-back programme at 31 December	0	23,578,410